Impairment - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment
Impairment charges	€ 241	€ 38	€ 55
Total impaired assets
Impairment
Impairment charges	246	102	55
Goodwill
Impairment
Impairment charges	200
Other-Intangible assets
Impairment
Impairment charges	9	12	16
Property, plant and equipment
Impairment
Impairment charges		4	€ 39
Right-of-use assets
Impairment
Impairment charges	32	20
Impairment charge net of onerous lease contract provision releases		20
Investments in associated companies and joint ventures
Impairment
Impairment charges	4	2
Financial assets at amortized cost
Impairment
Impairment charges	1	64
Loans to customer
Impairment
Impairment charges		€ 64
Fixed Networks | Goodwill
Impairment
Impairment charges	€ 200